LIQUIDITY (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated net loss	$ 2,231,462
Cash balance	$ 44,593	$ 38,658	$ 32,525	$ 6,812